CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2020 HKD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash divested from deconsolidation	$ 27,000